Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Carrying amount of goodwill
Beginning Balance	$ 4,150,247	$ 4,157,927
Goodwill acquired as part of acquisitions during the year	114,473	45,975
Consideration adjustments and purchase price allocation adjustments for prior year's acquisitions	125	(3,997)
Goodwill related to hospital operations reporting unit assigned to the disposal group classified as held for sale in 2011		(49,658)
Ending Balance	$ 4,264,845	$ 4,150,247